Segment Information - Schedule of Evaluate Performance Based on the Operating Segment’s Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 2,618,928	$ 3,501,947
Segment losses before tax	(1,670,078)	(3,087,359)
EXTEND [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	6,864	431,599
Segment losses before tax	(110,983)	(111,181)
Other subsidiaries [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	2,612,064	3,070,348
Segment losses before tax	$ (1,559,095)	$ (2,976,178)